Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 12,183,538	$ 1,742,223	¥ 10,249,382	¥ 7,191,821
Time deposits	5,522,327	789,682	3,588,475
Prepayments and other current assets	1,203,037	172,032	1,148,111
Short-term investments	6,447,197	921,937	2,706,535
Long-term investments, net	4,761,653	680,907	3,911,592
Investments in subsidiaries and net assets of VIEs and VIEs' subsidiaries	1,799,967		1,834,070
Total assets	41,167,763	5,886,912	32,698,500
Short-term loans and current portion of long-term debt	1,598,530		1,571,179
Deferred revenue	4,661,863	666,638	3,802,307
Accrued liabilities and other payables	3,174,566	453,957	2,554,281
Long-term debt and others	516,317	73,832	567,631
Total liabilities	25,619,200	3,663,497	18,594,587
Total Bilibili Inc's shareholders' equity	15,573,282	2,226,950	14,108,397
Total liabilities and shareholders' equity	41,167,763	$ 5,886,912	32,698,500
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	4,173		10,721
Time deposits	210,864
Amounts due from Group companies	19,066,168		15,688,455
Prepayments and other current assets	132,955		132,745
Short-term investments	345,823		445,470
Long-term investments, net	1,091,207		758,348
Investments in subsidiaries and net assets of VIEs and VIEs' subsidiaries	2,686,268		345,248
Total assets	23,537,458		17,380,987
Short-term loans and current portion of long-term debt	3,162,384		31,657
Deferred revenue	1,508		9,836
Accrued liabilities and other payables	24,413		64,151
Long-term debt and others	4,775,871		3,166,946
Total liabilities	7,964,176		3,272,590
Total Bilibili Inc's shareholders' equity	15,573,282		14,108,397
Total liabilities and shareholders' equity	¥ 23,537,458		¥ 17,380,987